PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment is summarized as follows:

	June 30,
	(In thousands)
	2015	2014
Land and land improvements	$2,520	$2,392
Building and building improvements	6,089	5,978
Furniture and equipment	3,703	3,759
	12,312	12,129
Less: accumulated depreciation	5,296	5,014
	$7,016	$7,115